Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2023 and 2022 is presented below:

Year ended December 31, 2023	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	2,189,616	$20.50
Vested and issued[1]	(362,289)	—
Granted	1,753	—
Forfeited	(46,704)	$20.50
Share grants outstanding - ending	1,782,376	$20.50

1    In 2023, Hydro One issued 362,289 common shares from treasury to eligible employees in accordance with provisions of the Share Grant Plans.

Year ended December 31, 2022	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	2,662,000	$20.50
Vested and issued[1]	(388,445)	—
Forfeited	(83,939)	$20.50
Share grants outstanding - ending	2,189,616	$20.50
1    In 2022, Hydro One issued 388,445 common shares from treasury to eligible employees in accordance with provisions of the Share Grant Plans.

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2023 and 2022 is presented below:

Year ended December 31 (number of DSUs)	2023	2022
DSUs outstanding - beginning	99,939	80,813
Granted	32,729	19,126
Settled	(38,044)	—
DSUs outstanding - ending	94,624	99,939
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2023 and 2022 is presented below:

Year ended December 31 (number of DSUs)	2023	2022
DSUs outstanding - beginning	118,505	90,240
Granted	21,643	37,524
Settled	(5,778)	(9,259)
DSUs outstanding - ending	134,370	118,505

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2023 and 2022 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2023	2022	2023	2022
Units outstanding - beginning	—	—	—	—
Granted	145,435	—	197,065	—
Forfeited	(2,351)	—	(5,928)	—
Settled	(159)	—	(4,166)	—
Units outstanding - ending	142,925	—	186,971	—

Summary of RSU Awards Activity
A summary of RSU awards activity under the Society RSU Plan during the years ended December 31, 2023 and 2022 is presented below:

Year ended December 31 (number of RSUs)	2023	2022
RSUs outstanding - beginning	36,124	71,053
Granted	—	1,667
Vested and issued	(33,031)	(34,346)
Settled	(2,964)	(1,106)
Forfeited	(129)	(1,144)
RSUs outstanding - ending	—	36,124